Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Current assets	¥ 22,309,163	¥ 25,298,876
Current liabilities	(15,479,629)	(13,913,014)
Non-current
Non-current assets	23,184,912	19,087,021
Non-current liabilities	(20,598)	(10,442)
Shanghai Secco [member]
Current
Current assets	11,858,124	9,537,354
Current liabilities	(3,196,334)	(2,232,583)
Non-current
Non-current assets	5,020,292	5,517,999
Non-current liabilities	(12,730)	0
Net assets	13,669,352	12,822,770	¥ 13,269,928
Chemical Industry [member]
Current
Current assets	4,356,339	3,785,819
Current liabilities	(1,468,162)	(1,433,001)
Non-current
Non-current assets	3,153,858	3,219,257
Non-current liabilities	(485,735)	(514,254)
Net assets	5,556,300	5,057,821	4,664,349
Jinsen [member]
Current
Current assets	85,302	100,065
Current liabilities	(18,114)	(14,855)
Non-current
Non-current assets	69,154	68,128
Non-current liabilities	0	0
Net assets	136,342	153,338	166,183
Azbil [member]
Current
Current assets	204,965	189,514
Current liabilities	(75,572)	(68,106)
Non-current
Non-current assets	3,049	2,586
Non-current liabilities	0	0
Net assets	132,442	123,994	¥ 119,775
Shidian Energy [member]
Current
Current assets	745,425
Current liabilities	(9,849)
Non-current
Non-current assets	69,588
Non-current liabilities	0
Net assets	¥ 805,164	¥ 0